Leases - Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Fixed operating lease	$ 1,579,139	$ 1,579,139	$ 3,158,279	$ 3,158,279	$ 3,158,279
Variable operating lease	129,241	103,111	(528,027)	(237,779)	439,004
Total lease expense	1,708,380	1,682,250	2,630,252	2,920,500	3,597,283
Right-of-use assets-operating lease, net			1,560,385	4,587,352
Operating lease liabilities – current			$ 1,437,353	$ 3,026,234
Remaining lease term and discount rate:
Weighted average remaining lease term (years)			6 months	1 year 6 months
Weighted average discount rate			4.16%	4.16%
Depreciation expenses	$ 1,160,698	1,352,424	$ 2,704,847	$ 2,704,848	2,704,847
Interest expenses-fixed	505,272	629,263	1,196,602	1,443,772	1,689,926
Interest expenses-variable	134,236	277,905	238,965	496,612	300,761
Total	1,800,206	$ 2,259,592	4,140,414	4,645,232	$ 4,695,534
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	36,701,714		38,118,961	40,753,604
Financing lease liabilities – current	3,279,203		3,338,390	3,256,190
Financing lease liabilities – non-current	9,035,680		10,677,310	13,948,550
Total financing lease liabilities	$ 12,314,883		$ 14,015,700	$ 17,204,740
Weighted average remaining lease term (years)	2 years 10 months 2 days		3 years 4 months 2 days	4 years 4 months 2 days
Weighted average discount rate	7.61%		7.61%	7.61%